SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	2018	2017
200,000,000 common shares of $0.01 par value each (2017: 150,000,000 common shares of $0.01 par value each)	2,000	1,500

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2018	2017
119,373,064 common shares of $0.01 par value each (2017: 110,930,873 common shares of $0.01 par value each)	1,194	1,109